DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Details)					1 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended
	May 28, 2020 USD ($) $ / shares shares	May 26, 2020 USD ($) shares	May 16, 2019 USD ($) derivative $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019	May 31, 2019
Derivative financial liability and convertible note
Proceeds from exercise of warrants | $							$ 4,973,035	$ 1,200,400	$ 13,816,648
Treasury shares issued										3,573
Fair value of warrants | $									190,303	$ 190,303
Proceeds from issuing shares | $							5,000,000	$ 11,483,496
Repayment of 2019 convertible note | $							4,877,225
2017 Convertible notes
Derivative financial liability and convertible note
Number of warrants exercised						1,016,000		11,197,000
Aggregate principal amount | $				$ 32,750,000
Original issue price of note | $						$ 850	850
Principal amount of note | $						$ 1,000	$ 1,000
Term of Notes							18 months
Interest rate						0.00%	0.00%
Interest rate upon an event of default						15.00%	15.00%
Number of days considered for computing interest							360 days
Percentage of VWAP used to calculate conversion price							85.00%
Trading period considered for calculating VWAP							10 days
Fair value of warrants | $				26,100,900				$ 5,400,189	$ 14,617,336	$ 14,617,336			$ 3,783,494
Deferred loss | $					$ 5,113,917
Price of Neovasc common share (in dollars per share) | $ / shares						$ 1.46	$ 1.46	$ 5.41	$ 6.03	$ 6.03
Dividend Yield (as a percent)						0.00%	0.00%	0.00%	0.00%	0.00%
Historical volatility of Neovasc common share (as a percent)						1.0084	1.0084	1.2954	1.4196	1.4196
Historical volatility of index (as a percent)						36.07%	36.07%	11.65%	15.37%	15.37%
Volatility input (as a percent)						75.16%	75.16%	70.59%	78.67%	78.67%
Risk-free rate (as a percent)						1.11%	1.11%	1.79%	2.52%	2.52%
Credit spread (as a percent)						29.58%	29.58%	23.00%	24.51%	24.51%
Principal amount | $				$ 32,750,000
Borrowings, interest rate						0.00%	0.00%
2019 Convertible notes
Derivative financial liability and convertible note
Fair value of warrants | $			$ 9,775,000			$ 6,195,357	$ 6,195,357	$ 9,265,480			$ 5,957,564	$ 9,714,498	$ 6,454,757
Price of Neovasc common share (in dollars per share) | $ / shares			$ 49.46			$ 0.95	$ 0.95	$ 5.41
Dividend Yield (as a percent)			0.00%			0.00%	0.00%	0.00%
Historical volatility of Neovasc common share (as a percent)			1.4238			1.0342	1.0342	1.2477
Historical volatility of index (as a percent)			15.66%			23.11%	23.11%	13.76%
Volatility input (as a percent)			79.02%			63.26%	63.26%	69.26%
Risk-free rate (as a percent)			2.13%			0.19%	0.19%	1.65%
Credit spread (as a percent)			19.64%			18.18%	18.18%	27.15%
Original issue discount | $			$ 1,725,000
Maximum total outstanding common shares convertible			19.99%
Number of embedded derivatives | derivative			2
Repayment of 2019 convertible note | $		$ 2,897,000
Convertible common shares issued		500,014
Warrants Issued		500,000
2019 Convertible notes | For the first year after the closing date
Derivative financial liability and convertible note
Interest rate						8.00%	8.00%
Interest rate, payable in cash						5.00%	5.00%
Borrowings, interest rate						8.00%	8.00%
2019 Convertible notes | After the first year and until maturity
Derivative financial liability and convertible note
Interest rate															10.00%
Interest rate, payable in cash														7.00%
Borrowings, interest rate															10.00%
2019 Convertible notes | Prepaid prior to the 1st anniversary of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)			3.00%
2019 Convertible notes | Prepaid between the 1st and 2nd anniversaries of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)			2.00%
2019 Convertible notes | Prepaid after the 2nd anniversary
Derivative financial liability and convertible note
Prepayment penalties (as a percent)			1.00%
2019 Convertible notes | Prior to the 2nd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares			$ 7.50
2019 Convertible notes | Between the 2nd and 3rd anniversaries of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares			8.50
2019 Convertible notes | 3rd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares			$ 9.70
2020 Convertible Notes
Derivative financial liability and convertible note
Aggregate principal amount | $	$ 5
Interest rate	8.00%
Number of days considered for computing interest	360 days
Fair value of warrants | $	$ 6,449,634
Deferred loss | $	$ 3,511,670
Price of Neovasc common share (in dollars per share) | $ / shares	$ 2.86					$ 0.95	$ 0.95
Historical volatility of Neovasc common share (as a percent)	127.50					116.72	116.72
Historical volatility of index (as a percent)	18.91%					20.74%	20.74%
Volatility input (as a percent)	73.21%					68.73%	68.73%
Risk-free rate (as a percent)	0.32%					0.26%	0.26%
Credit spread (as a percent)	19.35%					14.42%	14.42%
Convertible common shares issued	1,776,041
Principal amount | $	$ 5
Convertible price per share | $ / shares	$ 2.815
Borrowings, interest rate	8.00%
Period of Maturity date arising after issuance with holder option for early redemption at 24 months	48 months
Holding of shares for eligible of conversion of notes into shares (as a percentage)	9.99%
2020 Convertible Notes | Option premia in first year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)	125.00%
2020 Convertible Notes | Option premia in second year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)	115.00%
2020 Convertible Notes | Option premia in third year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)	105.00%
2020 Convertible Notes | Option premia thereafter
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)	100.00%
Series A and Series B Units
Derivative financial liability and convertible note
Issue price per unit | $ / shares				$ 1.46
Gross proceeds from issue of units | $				$ 37,487,497
Series A Units
Derivative financial liability and convertible note
Number of units issued				6,609,588
Number of common shares comprised in a unit				0.001
Series B Units
Derivative financial liability and convertible note
Number of units issued				19,066,780
Number of common shares comprised in a unit				0.001
Total common shares issued as a part of unit				15,493
Series C Units
Derivative financial liability and convertible note
Number of common shares comprised in a unit				0.001
Private placement | 2019 Convertible notes
Derivative financial liability and convertible note
Aggregate principal amount | $			$ 11,500,000
Original issue discount			15.00%
Gross proceeds from issuing debt | $			$ 9,775,000
Common shares issued			334,951
Price per share | $ / shares			$ 5.15
Proceeds from issuing shares | $			$ 1,725,000
Principal amount | $			$ 11,500,000
Series A Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Exercise price per warrant | $ / shares				$ 1,610
Maturity period of warrants				5 years
Series A Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Series A Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Series B Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit				0.001
Series B Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Exercise price per warrant | $ / shares				$ 1,610
Maturity period of warrants				2 years
Series B Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Series B Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Series C Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				0.40
Exercise price per warrant | $ / shares				$ 1.46
Maturity period of warrants				2 years
Series C Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				0.40
Series D Warrants
Derivative financial liability and convertible note
Number of warrants exercised										3,573,830
Proceeds from exercise of warrants | $										$ 35,738
Series D Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1
Exercise price per warrant | $ / shares				$ 1,460
Nominal exercise price per warrant | $ / shares				$ 0.001
Maturity period of warrants				5 years
Total warrants issued as a part of unit				3,573,830
Series E Warrants | 2017 Convertible notes
Derivative financial liability and convertible note
Gross proceeds | $				$ 27,837,500
Number of common shares per warrant				1
Series E Warrants | Series A and Series B Units
Derivative financial liability and convertible note
Fair value of warrants | $						$ 89,470,273	$ 89,470,273
Deferred loss | $							$ 45,132,259
Series F Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit				0.001
Series F Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit				1.1765
Exercise price per warrant | $ / shares				$ 1,610
Maturity period of warrants				2 years
2020 Warrants
Derivative financial liability and convertible note
Warrants Issued	2,573,959
Exercise price of warrants | $ / shares	$ 2.634
Warrants term	4 years